COMMITMENTS AND CONTINGENCY (Details) - Jun. 30, 2017	CNY (¥)	USD ($)
Commitment and Contingencies [Line Items]
2018	¥ 1,800,000	$ 265,588
2019	716,000	105,645
2020	716,000	105,645
Total	¥ 3,232,000	$ 476,878